RELATED PARTY TRANSACTIONS (Details) - Novus Capital Corp [Member]		1 Months Ended	10 Months Ended
	May 19, 2020 shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item $ / shares shares
Related Party Transaction [Line Items]
Issuance of common stock to initial shareholders | $		$ 25,000	$ 25,000
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised		375,000	13,250,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Number of shares for forfeited	375,000
Threshold Percentage Of Founder Shares Subject To Certain Limited Exceptions, Not To Transfer, Assign Or Sell			50.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Common Stock
Related Party Transaction [Line Items]
Shares purchased by founder		2,875,000	2,875,000
Issuance of common stock to initial shareholders | $			$ 287